BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for for credit losses balance	$ 0	$ 0
Note default percentage	10.00%	10.00%
Number of potentially dilutive shares excluded from calculation of diluted earnings per share	1,310,528,250	1,489,003,175
Common stock, shares outstanding	472,426,803	112,711,945
Minimum [Member]
Note default percentage	8.00%	12.00%
Risk-free interest rate	3.54%	4.20%
Expected volatility	152.00%	110.00%
Exercise prices	$ 0.0003	$ 0.0051
Common stock share prices	$ 0.0007	$ 0.0084
Maximum [Member]
Note default percentage	13.00%	13.00%
Risk-free interest rate	4.45%	5.16%
Expected volatility	219.00%	183.00%
Exercise prices	$ 0.0046	$ 0.0371
Common stock share prices	$ 0.0108	$ 0.0632